Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

(in millions)	2017	2016
Balance, beginning of year	$12,364	$4,173
Acquisition of ITC (Note 25)	(6)	8,106
Acquisition of Aitken Creek (Note 25)	—	27
Foreign currency translation impacts	(714)	58
Balance, end of year	$11,644	$12,364